UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       September 30, 2007

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: ASA Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert J.A. Irwin
Title:  Chairman, President  & Treasurer
Phone:  716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin               Buffalo, New York          November 1, 2007
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $307,475 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                        TITLE                      VALUE     SHARES/  SH/   PUT/   INVESTMENT      OTHER     ---------------------
NAME OF ISSUER          OF CLASS        CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION     MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
  Mines Limited         Common Stock    008474108 34,860    700,000   SH           Sole                        700,000

Barrick Gold            Common Stock    067901108 45,315  1,125,000   SH           Sole                      1,125,000
  Corporation

Compania de Minas       Sponsored ADR   204448104 43,002    900,000   SH           Sole                        900,000
  Buenaventura

Goldcorp Inc.           Common Stock    380956409 45,840  1,500,000   SH           Sole                      1,500,000

Harmony Gold            Sponsored ADR   413216300 25,802  2,166,400   SH           Sole                      2,166,400
  Mining Company
  Limited

Meridian Gold           Common Stock    589975101 26,480    800,000   SH           Sole                        800,000
  Inc.

Newmont Mining          Common Stock    651639106 23,276    520,368   SH           Sole                        520,368
  Corporation

Randgold                ADR             752344309 48,198  1,450,000   SH           Sole                      1,450,000
  Resources
  Limited

streetTRACKS            Gold Shares     863307104 14,702    200,000   SH           Sole                        200,000
  Gold Trust
